Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement of Cash Flows [Abstract]
Related Party Whiskey Notes	$ 0	$ 1,100,000